SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Treasury shares (Details)	Jun. 30, 2023 $ / ¥
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar	7.2513